Risk Management - Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 28,824	$ 28,215
Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,840	8,377
Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,871	8,706
Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,371	5,323
Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,469	2,814
Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,273	2,995
Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	476	552
Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	37,979	35,754
Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	67,279	64,521
AAA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,147	1,076
AAA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	132	82
AAA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	77	56
AAA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	640	613
AAA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	38	36
AAA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	260	289
AAA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,098	1,143
AAA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,245	2,219
AA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,602	5,146
AA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,374	1,524
AA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,540	1,495
AA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,585	1,427
AA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	364	366
AA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	739	334
AA [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	27	163
AA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,513	4,968
AA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	11,142	10,277
A [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	16,286	15,440
A [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,285	4,459
A [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,808	5,454
A [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,397	2,407
A [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,820	1,953
A [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	976	1,167
A [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	137
A [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	14,311	13,304
A [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	30,734	28,744
BBB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,682	6,246
BBB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,039	2,227
BBB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,402	1,650
BBB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	714	839
BBB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	237	339
BBB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,290	1,191
BBB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	312	389
BBB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	14,139	14,055
BBB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	20,133	20,690
BB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	81	213
BB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	10	11
BB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	26	45
BB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	35	37
BB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	10	120
BB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	823	733
BB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	904	946
B and lower [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	26	94
B and lower [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		74
B and lower [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	18	6
B and lower [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8	14
B and lower [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,095	1,551
B and lower [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 2,121	$ 1,645